Marketable Securities (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Marketable Securities
Marketable securities, beginning	$ 605,000			$ 2,675
Additions	60,000		$ 110,000
Sale of marketable securities				(1,000)
Realized loss on disposition				$ (311)
Unrealized net gain (loss) on marketable securities	(226,000)		(869,000)
Marketable securities, ending	$ 439,000	$ 439	$ 605,000